Related party transactions (Details) - GBP (£) £ in Millions								12 Months Ended
	Sep. 18, 2025	Jun. 05, 2025	Mar. 21, 2025	Sep. 19, 2024	May 16, 2024	Oct. 05, 2023	Apr. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 03, 2024
Related party transactions during period
Dividends paid	£ 197	£ 415		£ 182	£ 388	£ 166	£ 222
Related party transactions, outstanding balances
Repurchase of shares			£ 170
Dividends recognised as distributions to owners of parent								£ 612	£ 570	£ 388
Pfizer
Related party transactions, outstanding balances
Percentage of voting interests in reporting entity											15.00%
Pfizer
Related party transactions during period
Dividends paid									165	£ 124
GSK companies
Related party transactions, outstanding balances
Other amounts owing from related parties									£ 34